Short-term Investments and Fair Value of Financial Instruments - 10-Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Short-term Investments and Financial Instruments [Abstract]
Financial assets and liabilities measured at fair value on a recurring basis
The following fair value hierarchy table presents information about each major category of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and June 30, 2012 (in thousands).

	Fair value measurement at reporting date using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

At December 31, 2011:
Assets:
Cash and cash equivalents	$9,244	$—	$—	$9,244
Short-term investments	6,066	—	—	6,066
	$15,310	$—	$—	$15,310
Liabilities:
Warrant liability	$—	$—	$2,511	$2,511

At June 30, 2012:
Assets:
Cash and cash equivalents	$3,689	$—	$—	$3,689
Short-term investments	—	—	—	—
	$3,689	$—	$—	$3,689
Liabilities:
Warrant liability	$—	$—	$1,820	$1,820

The following fair value hierarchy table presents information about each major category of the Company's financial assets and liability measured at fair value on a recurring basis as of December 31, 2010 and 2011 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2010
Assets:
Cash and cash equivalents	$11,972	$—	$—	$11,972

At December 31, 2011
Assets:
Cash and cash equivalents	$9,244	$—	$—	$9,244
Short-term investments
U.S. government agency funds	4,021	—	—	4,021
Corporate securities	2,045	—	—	2,045
Short-term investments	6,066	—	—	6,066
	$15,310	$—	$—	$15,310

Liabilities:
Warrant liability	$—	$—	$2,511	$2,511

Reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3)
The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Warrant liability

Balance at December 31, 2011	$2,511
Change in fair value of warrant liability	(691)
Balance at June 30, 2012	$1,820

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Balance at January 1, 2010	$314
Issuance of additional warrants	—
Change in fair value of warrant liability	(191)
Reclassification of warrant liability to stockholders' equity	(123)
Balance at December 31, 2010	$—
Issuance of additional warrants	16,947
Change in fair value of warrant liability	(14,436)
Balance at December 31, 2011	$2,511